Other disclosures - Risk Management and Principal Risks - Credit risk concentrations by geography (audited) (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
On-balance sheet
Cash and balances at central banks	£ 191,127	£ 150,258	£ 177,069
Cash collateral and settlement balances	101,367	83,256
Loans and advances at amortised cost	342,632	339,115
Reverse repurchase agreements and other similar secured lending	9,031	3,379
Trading portfolio assets	127,950	114,195
Financial assets at fair value through the income statement	175,151	133,086
Derivative financial instruments	302,446	229,236
Financial assets at fair value through other comprehensive income	78,688	65,750
Other assets	850	1,375
Total assets	1,349,514	1,140,229	£ 1,133,300
Off-balance sheet
Contingent liabilities	21,609	24,527
Total off-balance sheet	354,658	358,982
Total	1,615,399	1,414,036
Credit risk [member]
On-balance sheet
Cash and balances at central banks	191,127	150,258
Cash collateral and settlement balances	101,367	83,256
Loans and advances at amortised cost	342,632	339,115
Reverse repurchase agreements and other similar secured lending	9,031	3,379
Trading portfolio assets	64,830	58,117
Financial assets at fair value through the income statement	170,531	125,591
Derivative financial instruments	302,446	229,236
Financial assets at fair value through other comprehensive income	77,927	64,727
Other assets	850	1,375
Total assets	1,260,741	1,055,054
Off-balance sheet
Contingent liabilities	21,609	24,527
Loan commitments	333,049	334,455
Total off-balance sheet	354,658	358,982
United Kingdom [member]
Off-balance sheet
Total	629,798	571,484
United Kingdom [member] | Credit risk [member]
On-balance sheet
Cash and balances at central banks	66,459	51,477
Cash collateral and settlement balances	33,893	27,431
Loans and advances at amortised cost	262,231	257,459
Reverse repurchase agreements and other similar secured lending	10	1,005
Trading portfolio assets	9,829	11,550
Financial assets at fair value through the income statement	34,229	29,001
Derivative financial instruments	93,430	69,844
Financial assets at fair value through other comprehensive income	10,672	9,444
Other assets	608	1,170
Total assets	511,361	458,595
Off-balance sheet
Contingent liabilities	5,876	7,539
Loan commitments	112,561	105,350
Total off-balance sheet	118,437	112,889
Americas [member]
Off-balance sheet
Total	528,461	482,214
Americas [member] | Credit risk [member]
On-balance sheet
Cash and balances at central banks	36,063	28,273
Cash collateral and settlement balances	27,287	23,595
Loans and advances at amortised cost	41,094	46,569
Reverse repurchase agreements and other similar secured lending	152	15
Trading portfolio assets	31,000	27,621
Financial assets at fair value through the income statement	88,327	70,849
Derivative financial instruments	90,801	63,344
Financial assets at fair value through other comprehensive income	27,504	23,052
Other assets	185	126
Total assets	342,413	283,267
Off-balance sheet
Contingent liabilities	10,122	10,838
Loan commitments	175,926	188,109
Total off-balance sheet	186,048	198,947
Europe [member]
Off-balance sheet
Total	340,633	279,523
Europe [member] | Credit risk [member]
On-balance sheet
Cash and balances at central banks	69,963	54,632
Cash collateral and settlement balances	30,121	26,008
Loans and advances at amortised cost	24,949	25,599
Reverse repurchase agreements and other similar secured lending	373	1,056
Trading portfolio assets	17,107	13,397
Financial assets at fair value through the income statement	25,709	11,286
Derivative financial instruments	101,102	83,165
Financial assets at fair value through other comprehensive income	28,607	24,443
Other assets	57	79
Total assets	297,988	239,628
Off-balance sheet
Contingent liabilities	3,809	3,862
Loan commitments	38,836	36,033
Total off-balance sheet	42,645	39,895
Asia [member]
Off-balance sheet
Total	98,177	68,162
Asia [member] | Credit risk [member]
On-balance sheet
Cash and balances at central banks	17,987	15,130
Cash collateral and settlement balances	9,558	5,385
Loans and advances at amortised cost	10,728	6,275
Reverse repurchase agreements and other similar secured lending	8,285	470
Trading portfolio assets	5,948	4,786
Financial assets at fair value through the income statement	14,742	12,534
Derivative financial instruments	14,532	11,189
Financial assets at fair value through other comprehensive income	11,006	7,665
Other assets	0	0
Total assets	92,786	63,434
Off-balance sheet
Contingent liabilities	1,222	1,562
Loan commitments	4,169	3,166
Total off-balance sheet	5,391	4,728
Africa and middle east [member]
Off-balance sheet
Total	18,330	12,653
Africa and middle east [member] | Credit risk [member]
On-balance sheet
Cash and balances at central banks	655	746
Cash collateral and settlement balances	508	837
Loans and advances at amortised cost	3,630	3,213
Reverse repurchase agreements and other similar secured lending	211	833
Trading portfolio assets	946	763
Financial assets at fair value through the income statement	7,524	1,921
Derivative financial instruments	2,581	1,694
Financial assets at fair value through other comprehensive income	138	123
Other assets	0	0
Total assets	16,193	10,130
Off-balance sheet
Contingent liabilities	580	726
Loan commitments	1,557	1,797
Total off-balance sheet	£ 2,137	£ 2,523